Investments in Affiliates - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended																12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013 Investments in affiliates	Mar. 31, 2013 Sumitomo Mitsui Card Co Ltd	Mar. 31, 2012 Sumitomo Mitsui Card Co Ltd	Mar. 31, 2013 Philippine Long Distance Telephone Company	Oct. 31, 2012 Philippine Long Distance Telephone Company	Mar. 31, 2012 Philippine Long Distance Telephone Company	Nov. 30, 2011 Philippine Long Distance Telephone Company	Feb. 29, 2008 Philippine Long Distance Telephone Company	Mar. 14, 2006 Philippine Long Distance Telephone Company	Mar. 31, 2013 Philippine Long Distance Telephone Company NTT Communications Corporation	Mar. 31, 2013 Philippine Long Distance Telephone Company NTT Docomo and NTT Communications Corporation	Oct. 31, 2012 Philippine Long Distance Telephone Company Maximum	Feb. 29, 2008 Philippine Long Distance Telephone Company Additional	Mar. 31, 2013 Tata Teleservices Limited	Mar. 31, 2012 Tata Teleservices Limited	Mar. 25, 2009 Tata Teleservices Limited	Mar. 31, 2013 Tata Teleservices Limited Additional acquisitions, March and May, 31, 2011
Schedule of Equity Method Investments [Line Items]
Ownership percentage					34.00%	34.00%	15.00%		15.00%			7.00%	6.00%	20.00%	40.00%	7.00%	27.00%	27.00%
Investment, carrying amount	¥ 352,025	¥ 480,111							¥ 108,582	¥ 19,519	¥ 98,943	¥ 52,213							¥ 252,321	¥ 14,424
Percentage of voting interests							9.00%	9.00%
Aggregate market price of the PLDT shares owned									162,411
Capital alliance entered with TTSL																	On November 12, 2008, DOCOMO entered into a capital alliance with TTSL and Tata Sons Limited, the parent company of TTSL.
Impairment on equity investment	16,636																6,813
Deferred income tax	33,014	62,668	(17,897)	9,277
Amount of shares of undistributed earnings of affiliated companies	30,311	22,208	14,531
Increase in total carrying value of Investments in affiliates from aggregate underlying equity in net assets	¥ 159,064	¥ 323,097